Consolidated statements of stockholders' equity - USD ($)	Total	Spin Off Transaction [Member]	After Spin Off And Upto Reporting Date [Member]	Upto And Before Spin Off [Member]	Common Stock [Member]	Common Stock [Member] Spin Off Transaction [Member]	Preferred Stock [Member]	Preferred Stock [Member] Spin Off Transaction [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Spin Off Transaction [Member]	Retained Earnings [Member]	Retained Earnings [Member] After Spin Off And Upto Reporting Date [Member]	Former Parent Company [Member]	Former Parent Company [Member] Spin Off Transaction [Member]	Former Parent Company [Member] Upto And Before Spin Off [Member]
Beginning balance at Dec. 31, 2018	$ 147,856,932				$ 0		$ 0		$ 0		$ 0		$ 147,856,932
Beginning balance, Shares at Dec. 31, 2018					0		0
Net decrease in former Parent Company investment	(3,800,177)												(3,800,177)
Net loss for the year	(375,184)												(375,184)
Ending balance at Dec. 31, 2019	143,681,571				$ 0		$ 0		0		0		143,681,571
Ending balance, Shares at Dec. 31, 2019					0		0
Net decrease in former Parent Company investment	(9,225,887)												(9,225,887)
Net loss for the year	(393,761)												(393,761)
Ending balance at Dec. 31, 2020	134,061,923				$ 0		$ 0		0		0		134,061,923
Ending balance, Shares at Dec. 31, 2020					0		0
Net decrease in former Parent Company investment	(7,792,798)												(7,792,798)
Dividends to former Parent Company	(25,752,729)												(25,752,729)
Issuance of capital and preferred stock at Spin-Off	15,113,723	$ 0				$ 47,753		$ 7,959	15,113,723	$ 97,292,262				$ (97,347,974)
Issuance of capital and preferred stock at Spin-Off, Shares						4,775,272		795,878
Deemed contribution of preferred shares as part of Spin-off	(15,113,723)								(15,113,723)
Dividends declared on preferred shares	(130,574)								(130,574)
Net loss for the year	(3,639,979)		$ (471,557)	$ (3,168,422)								$ (471,557)			$ (3,168,422)
Ending balance at Dec. 31, 2021	$ 96,745,843				$ 47,753		$ 7,959		$ 97,161,688		$ (471,557)		$ 0
Ending balance, Shares at Dec. 31, 2021					4,775,272		795,878